FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of TFLIC Separate Account C
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise TFLIC Separate Account C (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	Federated Hermes Managed Volatility II Primary Shares (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	Fidelity® VIP Asset Manager 50% Initial Class (1)
Calvert VP SRI Balanced (1)	Fidelity® VIP Equity-Income Initial Class (1)
Calvert VP SRI Mid Cap (1)	Fidelity® VIP Government Money Market Initial Class (1)
Columbia - Acorn (1)	Fidelity® VIP Growth Initial Class (1)
Columbia - Acorn International (1)	NVIT Fidelity Institutional AM® Emerging Markets Class D Shares (1)
Columbia - Small Company Growth Class 1 Shares (1)	T. Rowe Price All-Cap Opportunities (1)
CVT EAFE International Index Class I Shares (1)	T. Rowe Price Equity Income Service Class (1)
Dimensional VA Global Bond (1)	T. Rowe Price International Stock (1)
Dimensional VA International Small (1)	TA BlackRock Government Money Market Initial Class (1)
Dimensional VA International Value (1)	TA BlackRock Real Estate Securities Initial Class (1)
Dimensional VA Short-Term Fixed (1)	TA JPMorgan Enhanced Index Initial Class (1)
Dimensional VA U.S. Large Value (1)	TA Multi-Managed Balanced Initial Class (1)
Dimensional VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA TSW International Equity Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Sustainable U.S. Equity Initial Shares	0.215	$8	$13	$(13)	$-	-	$65.985291	$65.985291
BNY Mellon VIF Growth and Income Initial Shares	1,406.184	40,584	55,938	2	55,940	738	75.757707	75.757707
Calvert VP SRI Balanced	52,473.420	112,373	149,549	(20)	149,529	3,314	45.116667	45.116667
Calvert VP SRI Mid Cap	3,171.735	79,369	83,956	(1)	83,955	1,819	46.155198	46.155198
Columbia - Acorn	1,871.682	24,360	29,760	3	29,763	274	108.573879	108.573879
Columbia - Acorn International	263.137	5,129	5,379	(1)	5,378	74	72.967450	72.967450
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-	92.556242	92.556242
CVT EAFE International Index Class I Shares	0.033	3	4	(4)	-	-	2.094638	2.094638
Dimensional VA Global Bond	9,292.752	97,202	90,604	-	90,604	3,952	22.928945	22.928945
Dimensional VA International Small	2.218	29	33	(33)	-	-	68.602931	68.602931
Dimensional VA International Value	5,813.942	66,171	107,732	-	107,732	1,659	64.924488	64.924488
Dimensional VA Short-Term Fixed	539.451	5,436	5,432	2	5,434	320	16.990783	16.990783
Dimensional VA U.S. Large Value	444.260	13,983	15,509	2	15,511	168	92.235735	92.235735
Dimensional VA U.S. Targeted Value	338.769	7,223	7,548	(1)	7,547	53	141.608485	141.608485
Federated Hermes Fund for U.S. Government Securities II	15,224.853	141,096	141,743	(6)	141,737	6,619	21.415105	21.415105
Federated Hermes Government Money II Service Shares	1,467.140	1,467	1,467	(1)	1,466	99	14.815345	14.815345
Federated Hermes High Income Bond II Primary Shares	1,548.395	8,353	8,950	(13)	8,937	213	41.904741	41.904741
Federated Hermes Managed Volatility II Primary Shares	950.705	9,699	9,887	(14)	9,873	264	37.429950	37.429950
Fidelity® VIP Asset Manager 50% Initial Class	887.368	13,796	15,635	(4)	15,631	411	38.040575	38.040575
Fidelity® VIP Equity-Income Initial Class	934.328	21,920	27,497	(3)	27,494	430	63.916676	63.916676
Fidelity® VIP Government Money Market Initial Class	33,964.270	33,964	33,964	2	33,966	2,635	12.891093	12.891093
Fidelity® VIP Growth Initial Class	482.454	37,623	47,145	19	47,164	383	123.239724	123.239724
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	-	-	-	-	-	15.443472	15.443472
T. Rowe Price All-Cap Opportunities	1,156.051	36,782	45,849	(2)	45,847	389	117.783916	117.783916
T. Rowe Price Equity Income Service Class	1,572.982	39,600	45,475	(1)	45,474	707	64.317295	64.317295
T. Rowe Price International Stock	2,305.029	33,518	36,650	12	36,662	1,391	26.360787	26.360787
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-	1.019813	1.019813
TA BlackRock Real Estate Securities Initial Class	398.272	3,791	4,130	-	4,130	76	54.282007	54.282007
TA JPMorgan Enhanced Index Initial Class	6,561.364	146,893	191,789	(9)	191,780	2,165	88.568771	88.568771
TA Multi-Managed Balanced Initial Class	8,979.887	136,901	144,576	(2)	144,574	36,084	4.006626	4.006626
TA Small/Mid Cap Value Initial Class	2,021.618	38,584	39,058	-	39,058	278	140.513234	140.513234
TA TSW International Equity Initial Class	267.171	4,114	4,761	9	4,770	151	31.670717	31.670717
TA WMC US Growth Initial Class	833.431	31,403	34,887	-	34,887	512	68.187136	68.187136

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$-	$-
BNY Mellon VIF Growth and Income Initial Shares	55,940	-	55,940
Calvert VP SRI Balanced	149,529	-	149,529
Calvert VP SRI Mid Cap	83,955	-	83,955
Columbia - Acorn	7,032	22,731	29,763
Columbia - Acorn International	5,378	-	5,378
Columbia - Small Company Growth Class 1 Shares	-	-	-
CVT EAFE International Index Class I Shares	-	-	-
Dimensional VA Global Bond	90,604	-	90,604
Dimensional VA International Small	-	-	-
Dimensional VA International Value	107,732	-	107,732
Dimensional VA Short-Term Fixed	5,434	-	5,434
Dimensional VA U.S. Large Value	15,511	-	15,511
Dimensional VA U.S. Targeted Value	7,547	-	7,547
Federated Hermes Fund for U.S. Government Securities II	141,737	-	141,737
Federated Hermes Government Money II Service Shares	-	1,466	1,466
Federated Hermes High Income Bond II Primary Shares	8,937	-	8,937
Federated Hermes Managed Volatility II Primary Shares	9,873	-	9,873
Fidelity® VIP Asset Manager 50% Initial Class	15,631	-	15,631
Fidelity® VIP Equity-Income Initial Class	27,494	-	27,494
Fidelity® VIP Government Money Market Initial Class	33,966	-	33,966
Fidelity® VIP Growth Initial Class	47,164	-	47,164
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	-	-
T. Rowe Price All-Cap Opportunities	45,847	-	45,847
T. Rowe Price Equity Income Service Class	45,474	-	45,474
T. Rowe Price International Stock	36,662	-	36,662
TA BlackRock Government Money Market Initial Class	-	-	-
TA BlackRock Real Estate Securities Initial Class	4,130	-	4,130
TA JPMorgan Enhanced Index Initial Class	191,780	-	191,780
TA Multi-Managed Balanced Initial Class	119,810	24,764	144,574
TA Small/Mid Cap Value Initial Class	-	39,058	39,058
TA TSW International Equity Initial Class	4,770	-	4,770
TA WMC US Growth Initial Class	11,954	22,933	34,887

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon VIF Growth and Income Initial Shares	Calvert VP SRI Balanced	Calvert VP SRI Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 40,134	$ 115,340	$ 77,214

Investment Income:
Reinvested Dividends	-	245	2,224	100
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	631	1,784	1,140
Net Investment Income (Loss)	-	(386)	440	(1,040)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,220	2,292	787
Realized Gain (Loss) on Investments	-	236	584	(198)
Net Realized Capital Gains (Losses) on Investments	-	2,456	2,876	589
Net Change in Unrealized Appreciation (Depreciation)	2	6,366	17,393	7,164
Net Gain (Loss) on Investment	2	8,822	20,269	7,753

Net Increase (Decrease) in Net Assets Resulting from Operations	2	8,436	20,709	6,713

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(10)	(21)	(11)

Total Increase (Decrease) in Net Assets	-	8,426	20,688	6,702

Net Assets as of December 31, 2024:	$ -	$ 48,560	$ 136,028	$ 83,916

Investment Income:
Reinvested Dividends	-	231	2,314	308
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	706	1,954	1,171
Net Investment Income (Loss)	-	(475)	360	(863)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1	3,952	7,589	4,923
Realized Gain (Loss) on Investments	-	284	728	(116)
Net Realized Capital Gains (Losses) on Investments	1	4,236	8,317	4,807
Net Change in Unrealized Appreciation (Depreciation)	1	3,629	4,844	(3,894)
Net Gain (Loss) on Investment	2	7,865	13,161	913

Net Increase (Decrease) in Net Assets Resulting from Operations	2	7,390	13,521	50

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(10)	(20)	(11)

Total Increase (Decrease) in Net Assets	-	7,380	13,501	39

Net Assets as of December 31, 2025:	$ -	$ 55,940	$ 149,529	$ 83,955

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Columbia - Acorn	Columbia - Acorn International	Columbia - Small Company Growth Class 1 Shares	CVT EAFE International Index Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 45,373	$ 171,822	$ -	$ -

Investment Income:
Reinvested Dividends	-	2,275	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	362	1,068	-	-
Net Investment Income (Loss)	(362)	1,207	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	207	(3,945)	-	-
Net Realized Capital Gains (Losses) on Investments	207	(3,945)	-	-
Net Change in Unrealized Appreciation (Depreciation)	7,672	(12,171)	-	-
Net Gain (Loss) on Investment	7,879	(16,116)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	7,517	(14,909)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	12,991	(5,186)	-	-

Total Increase (Decrease) in Net Assets	20,508	(20,095)	-	-

Net Assets as of December 31, 2024:	$ 65,881	$ 151,727	$ -	$ -

Investment Income:
Reinvested Dividends	-	195	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	362	285	-	-
Net Investment Income (Loss)	(362)	(90)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	114	-	-
Realized Gain (Loss) on Investments	(9,443)	(61,737)	-	-
Net Realized Capital Gains (Losses) on Investments	(9,443)	(61,623)	-	-
Net Change in Unrealized Appreciation (Depreciation)	12,903	70,788	-	1
Net Gain (Loss) on Investment	3,460	9,165	-	1

Net Increase (Decrease) in Net Assets Resulting from Operations	3,098	9,075	-	1

Increase (Decrease) in Net Assets from Contract Transactions	(39,216)	(155,424)	-	(1)

Total Increase (Decrease) in Net Assets	(36,118)	(146,349)	-	-

Net Assets as of December 31, 2025:	$ 29,763	$ 5,378	$ -	$ -

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA Global Bond	Dimensional VA International Small	Dimensional VA International Value	Dimensional VA Short-Term Fixed
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 119,368	$ 5,702	$ 73,342	$ 36,458

Investment Income:
Reinvested Dividends	5,835	1	2,995	1,641
Investment Expense:
Mortality and Expense Risk and Administrative Charges	781	13	494	226
Net Investment Income (Loss)	5,054	(12)	2,501	1,415

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1	1,546	-
Realized Gain (Loss) on Investments	(327)	400	1,252	2
Net Realized Capital Gains (Losses) on Investments	(327)	401	2,798	2
Net Change in Unrealized Appreciation (Depreciation)	784	(200)	(901)	215
Net Gain (Loss) on Investment	457	201	1,897	217

Net Increase (Decrease) in Net Assets Resulting from Operations	5,511	189	4,398	1,632

Increase (Decrease) in Net Assets from Contract Transactions	(3,412)	(5,891)	(3,273)	(3,954)

Total Increase (Decrease) in Net Assets	2,099	(5,702)	1,125	(2,322)

Net Assets as of December 31, 2024:	$ 121,467	$ -	$ 74,467	$ 34,136

Investment Income:
Reinvested Dividends	3,675	1	4,152	225
Investment Expense:
Mortality and Expense Risk and Administrative Charges	757	-	588	188
Net Investment Income (Loss)	2,918	1	3,564	37

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1	3,022	-
Realized Gain (Loss) on Investments	(2,007)	-	248	549
Net Realized Capital Gains (Losses) on Investments	(2,007)	1	3,270	549
Net Change in Unrealized Appreciation (Depreciation)	3,448	7	26,447	454
Net Gain (Loss) on Investment	1,441	8	29,717	1,003

Net Increase (Decrease) in Net Assets Resulting from Operations	4,359	9	33,281	1,040

Increase (Decrease) in Net Assets from Contract Transactions	(35,222)	(9)	(16)	(29,742)

Total Increase (Decrease) in Net Assets	(30,863)	-	33,265	(28,702)

Net Assets as of December 31, 2025:	$ 90,604	$ -	$ 107,732	$ 5,434

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA U.S. Large Value	Dimensional VA U.S. Targeted Value	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money II Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 48,014	$ 14,252	$ 6,256	$ 16,036

Investment Income:
Reinvested Dividends	989	96	219	397
Investment Expense:
Mortality and Expense Risk and Administrative Charges	320	61	14	55
Net Investment Income (Loss)	669	35	205	342

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,981	469	-	-
Realized Gain (Loss) on Investments	1,662	685	(1,010)	-
Net Realized Capital Gains (Losses) on Investments	6,643	1,154	(1,010)	-
Net Change in Unrealized Appreciation (Depreciation)	(1,487)	(617)	640	-
Net Gain (Loss) on Investment	5,156	537	(370)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,825	572	(165)	342

Increase (Decrease) in Net Assets from Contract Transactions	(5,296)	(7,849)	(6,091)	(14,744)

Total Increase (Decrease) in Net Assets	529	(7,277)	(6,256)	(14,402)

Net Assets as of December 31, 2024:	$ 48,543	$ 6,975	$ -	$ 1,634

Investment Income:
Reinvested Dividends	278	131	5,335	57
Investment Expense:
Mortality and Expense Risk and Administrative Charges	281	45	738	10
Net Investment Income (Loss)	(3)	86	4,597	47

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	869	592	-	-
Realized Gain (Loss) on Investments	9,588	3	(15)	-
Net Realized Capital Gains (Losses) on Investments	10,457	595	(15)	-
Net Change in Unrealized Appreciation (Depreciation)	(4,628)	(107)	647	-
Net Gain (Loss) on Investment	5,829	488	632	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,826	574	5,229	47

Increase (Decrease) in Net Assets from Contract Transactions	(38,858)	(2)	136,508	(215)

Total Increase (Decrease) in Net Assets	(33,032)	572	141,737	(168)

Net Assets as of December 31, 2025:	$ 15,511	$ 7,547	$ 141,737	$ 1,466

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Federated Hermes High Income Bond II Primary Shares	Federated Hermes Managed Volatility II Primary Shares	Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Equity-Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 86,828	$ 21,700	$ 12,890	$ 20,601

Investment Income:
Reinvested Dividends	4,850	454	335	410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	549	114	189	317
Net Investment Income (Loss)	4,301	340	146	93

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	85	1,335
Realized Gain (Loss) on Investments	(1,704)	(376)	11	55
Net Realized Capital Gains (Losses) on Investments	(1,704)	(376)	96	1,390
Net Change in Unrealized Appreciation (Depreciation)	1,910	2,496	658	1,350
Net Gain (Loss) on Investment	206	2,120	754	2,740

Net Increase (Decrease) in Net Assets Resulting from Operations	4,507	2,460	900	2,833

Increase (Decrease) in Net Assets from Contract Transactions	(7,129)	(14,872)	(2)	(6)

Total Increase (Decrease) in Net Assets	(2,622)	(12,412)	898	2,827

Net Assets as of December 31, 2024:	$ 84,206	$ 9,288	$ 13,788	$ 23,428

Investment Income:
Reinvested Dividends	5,092	267	377	467
Investment Expense:
Mortality and Expense Risk and Administrative Charges	463	61	203	351
Net Investment Income (Loss)	4,629	206	174	116

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	163	648	1,435
Realized Gain (Loss) on Investments	(7,686)	(1)	17	73
Net Realized Capital Gains (Losses) on Investments	(7,686)	162	665	1,508
Net Change in Unrealized Appreciation (Depreciation)	8,371	222	1,009	2,447
Net Gain (Loss) on Investment	685	384	1,674	3,955

Net Increase (Decrease) in Net Assets Resulting from Operations	5,314	590	1,848	4,071

Increase (Decrease) in Net Assets from Contract Transactions	(80,583)	(5)	(5)	(5)

Total Increase (Decrease) in Net Assets	(75,269)	585	1,843	4,066

Net Assets as of December 31, 2025:	$ 8,937	$ 9,873	$ 15,631	$ 27,494

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Growth Initial Class	NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	T. Rowe Price All-Cap Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 31,926	$ 32,386	$ 6,132	$ 32,402

Investment Income:
Reinvested Dividends	1,618	-	87	28
Investment Expense:
Mortality and Expense Risk and Administrative Charges	454	539	42	524
Net Investment Income (Loss)	1,164	(539)	45	(496)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,694	-	4,364
Realized Gain (Loss) on Investments	-	337	3	209
Net Realized Capital Gains (Losses) on Investments	-	9,031	3	4,573
Net Change in Unrealized Appreciation (Depreciation)	-	762	277	3,512
Net Gain (Loss) on Investment	-	9,793	280	8,085

Net Increase (Decrease) in Net Assets Resulting from Operations	1,164	9,254	325	7,589

Increase (Decrease) in Net Assets from Contract Transactions	(8)	(8)	-	(10)

Total Increase (Decrease) in Net Assets	1,156	9,246	325	7,579

Net Assets as of December 31, 2024:	$ 33,082	$ 41,632	$ 6,457	$ 39,981

Investment Income:
Reinvested Dividends	1,358	130	23	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	465	604	37	587
Net Investment Income (Loss)	893	(474)	(14)	(587)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,742	-	5,026
Realized Gain (Loss) on Investments	-	357	2,352	239
Net Realized Capital Gains (Losses) on Investments	-	6,099	2,352	5,265
Net Change in Unrealized Appreciation (Depreciation)	-	(83)	(347)	1,197
Net Gain (Loss) on Investment	-	6,016	2,005	6,462

Net Increase (Decrease) in Net Assets Resulting from Operations	893	5,542	1,991	5,875

Increase (Decrease) in Net Assets from Contract Transactions	(9)	(10)	(8,448)	(9)

Total Increase (Decrease) in Net Assets	884	5,532	(6,457)	5,866

Net Assets as of December 31, 2025:	$ 33,966	$ 47,164	$ -	$ 45,847

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	T. Rowe Price Equity Income Service Class	T. Rowe Price International Stock	TA BlackRock Government Money Market Initial Class	TA BlackRock Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 36,620	$ 30,846	$ -	$ 34,641

Investment Income:
Reinvested Dividends	729	305	-	760
Investment Expense:
Mortality and Expense Risk and Administrative Charges	554	449	-	227
Net Investment Income (Loss)	175	(144)	-	533

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,622	789	-	-
Realized Gain (Loss) on Investments	181	50	-	(3)
Net Realized Capital Gains (Losses) on Investments	2,803	839	-	(3)
Net Change in Unrealized Appreciation (Depreciation)	739	(133)	-	(324)
Net Gain (Loss) on Investment	3,542	706	-	(327)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,717	562	-	206

Increase (Decrease) in Net Assets from Contract Transactions	(9)	(7)	-	(3)

Total Increase (Decrease) in Net Assets	3,708	555	-	203

Net Assets as of December 31, 2024:	$ 40,328	$ 31,401	$ -	$ 34,844

Investment Income:
Reinvested Dividends	703	685	-	670
Investment Expense:
Mortality and Expense Risk and Administrative Charges	590	482	-	194
Net Investment Income (Loss)	113	203	-	476

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,320	3,008	-	-
Realized Gain (Loss) on Investments	190	75	-	657
Net Realized Capital Gains (Losses) on Investments	4,510	3,083	-	657
Net Change in Unrealized Appreciation (Depreciation)	532	1,981	-	2,304
Net Gain (Loss) on Investment	5,042	5,064	-	2,961

Net Increase (Decrease) in Net Assets Resulting from Operations	5,155	5,267	-	3,437

Increase (Decrease) in Net Assets from Contract Transactions	(9)	(6)	-	(34,151)

Total Increase (Decrease) in Net Assets	5,146	5,261	-	(30,714)

Net Assets as of December 31, 2025:	$ 45,474	$ 36,662	$ -	$ 4,130

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Enhanced Index Initial Class	TA Multi-Managed Balanced Initial Class	TA Small/Mid Cap Value Initial Class	TA TSW International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 134,599	$ 165,251	$ 34,145	$ 30,735

Investment Income:
Reinvested Dividends	1,027	3,606	380	876
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,003	1,173	212	198
Net Investment Income (Loss)	24	2,433	168	678

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,061	7,859	1,270	-
Realized Gain (Loss) on Investments	281	2,581	(178)	481
Net Realized Capital Gains (Losses) on Investments	5,342	10,440	1,092	481
Net Change in Unrealized Appreciation (Depreciation)	26,168	10,170	2,227	(317)
Net Gain (Loss) on Investment	31,510	20,610	3,319	164

Net Increase (Decrease) in Net Assets Resulting from Operations	31,534	23,043	3,487	842

Increase (Decrease) in Net Assets from Contract Transactions	(20)	4,106	2,437	(2,388)

Total Increase (Decrease) in Net Assets	31,514	27,149	5,924	(1,546)

Net Assets as of December 31, 2024:	$ 166,113	$ 192,400	$ 40,069	$ 29,189

Investment Income:
Reinvested Dividends	1,233	4,248	483	779
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,130	1,209	251	180
Net Investment Income (Loss)	103	3,039	232	599

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,664	25,160	4,047	1,678
Realized Gain (Loss) on Investments	365	13,100	(444)	7,390
Net Realized Capital Gains (Losses) on Investments	21,029	38,260	3,603	9,068
Net Change in Unrealized Appreciation (Depreciation)	4,556	(18,283)	(370)	(2,288)
Net Gain (Loss) on Investment	25,585	19,977	3,233	6,780

Net Increase (Decrease) in Net Assets Resulting from Operations	25,688	23,016	3,465	7,379

Increase (Decrease) in Net Assets from Contract Transactions	(21)	(70,842)	(4,476)	(31,798)

Total Increase (Decrease) in Net Assets	25,667	(47,826)	(1,011)	(24,419)

Net Assets as of December 31, 2025:	$ 191,780	$ 144,574	$ 39,058	$ 4,770

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

TA WMC US Growth Initial Class
Subaccount

Net Assets as of December 31, 2023:	$ 15,076

Investment Income:
Reinvested Dividends	3
Investment Expense:
Mortality and Expense Risk and Administrative Charges	153
Net Investment Income (Loss)	(150)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,711
Realized Gain (Loss) on Investments	(229)
Net Realized Capital Gains (Losses) on Investments	2,482
Net Change in Unrealized Appreciation (Depreciation)	2,499
Net Gain (Loss) on Investment	4,981

Net Increase (Decrease) in Net Assets Resulting from Operations	4,831

Increase (Decrease) in Net Assets from Contract Transactions	12,188

Total Increase (Decrease) in Net Assets	17,019

Net Assets as of December 31, 2024:	$ 32,095

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	211
Net Investment Income (Loss)	(211)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,303
Realized Gain (Loss) on Investments	573
Net Realized Capital Gains (Losses) on Investments	5,876
Net Change in Unrealized Appreciation (Depreciation)	(363)
Net Gain (Loss) on Investment	5,513

Net Increase (Decrease) in Net Assets Resulting from Operations	5,302

Increase (Decrease) in Net Assets from Contract Transactions	(2,510)

Total Increase (Decrease) in Net Assets	2,792

Net Assets as of December 31, 2025:	$ 34,887

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

1. Organization

TFLIC Separate Account C (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor's Edge℠ Variable Annuity (NY), Prism℠ Variable Annuity (NY), and Marquee℠ Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Initial Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid-Cap Portfolio
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio-Small Company Growth Fund
Columbia Variable Portfolio - Acorn	Columbia Variable Portfolio - Acorn Fund
Columbia Variable Portfolio - Acorn International	Columbia Variable Portfolio - Acorn International Fund
Calvert Variable Trust, Inc.	Calvert Variable Trust, Inc.
CVT EAFE International Index Class I Shares	CVT EAFE International Index Portfolio Class I Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager 50% Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Fidelity Institutional AM® Emerging Markets Fund Class D Shares
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
Columbia Variable Portfolio - Acorn	Wanger Acorn
Columbia Variable Portfolio - Acorn International	Wanger International
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager Initial Class
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Sustainable U.S. Equity Initial Shares	$1	$-
BNY Mellon VIF Growth and Income Initial Shares	4,183	717
Calvert VP SRI Balanced	9,903	1,973
Calvert VP SRI Mid Cap	5,231	1,182
Columbia - Acorn	743	40,322
Columbia - Acorn International	310	155,710
Columbia - Small Company Growth Class 1 Shares	-	-
CVT EAFE International Index Class I Shares	-	-
Dimensional VA Global Bond	3,675	35,979
Dimensional VA International Small	2	-
Dimensional VA International Value	7,175	605
Dimensional VA Short-Term Fixed	226	29,930
Dimensional VA U.S. Large Value	1,147	39,139
Dimensional VA U.S. Targeted Value	723	47
Federated Hermes Fund for U.S. Government Securities II	141,873	768
Federated Hermes Government Money II Service Shares	113	292
Federated Hermes High Income Bond II Primary Shares	5,092	81,045
Federated Hermes Managed Volatility II Primary Shares	430	65
Fidelity® VIP Asset Manager 50% Initial Class	1,025	207
Fidelity® VIP Equity-Income Initial Class	1,903	356
Fidelity® VIP Government Money Market Initial Class	1,358	473
Fidelity® VIP Growth Initial Class	5,873	613
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	23	8,485
T. Rowe Price All-Cap Opportunities	5,026	596
T. Rowe Price Equity Income Service Class	5,022	599
T. Rowe Price International Stock	3,693	489
TA BlackRock Government Money Market Initial Class	-	4
TA BlackRock Real Estate Securities Initial Class	671	34,345
TA JPMorgan Enhanced Index Initial Class	21,897	1,149
TA Multi-Managed Balanced Initial Class	30,257	72,899
TA Small/Mid Cap Value Initial Class	5,872	6,069
TA TSW International Equity Initial Class	2,457	31,980
TA WMC US Growth Initial Class	6,013	3,430

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	-	-	-	-	-
BNY Mellon VIF Growth and Income Initial Shares	-	(1)	(1)	-	-	-
Calvert VP SRI Balanced	-	(1)	(1)	-	-	-
Calvert VP SRI Mid Cap	-	-	-	-	-	-
Columbia - Acorn	9	(365)	(356)	168	(30)	138
Columbia - Acorn International	-	(2,255)	(2,255)	-	(76)	(76)
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
CVT EAFE International Index Class I Shares	-	-	-	-	-	-
Dimensional VA Global Bond	-	(1,540)	(1,540)	-	(159)	(159)
Dimensional VA International Small	-	-	-	-	(117)	(117)
Dimensional VA International Value	-	(1)	(1)	-	(72)	(72)
Dimensional VA Short-Term Fixed	-	(1,763)	(1,763)	-	(248)	(248)
Dimensional VA U.S. Large Value	-	(438)	(438)	-	(69)	(69)
Dimensional VA U.S. Targeted Value	-	-	-	-	(64)	(64)
Federated Hermes Fund for U.S. Government Securities II	6,620	(1)	6,619	-	(310)	(310)
Federated Hermes Government Money II Service Shares	4	(19)	(15)	671	(1,717)	(1,046)
Federated Hermes High Income Bond II Primary Shares	-	(1,948)	(1,948)	-	(191)	(191)
Federated Hermes Managed Volatility II Primary Shares	-	-	-	363	(807)	(444)
Fidelity® VIP Asset Manager 50% Initial Class	-	-	-	-	-	-
Fidelity® VIP Equity-Income Initial Class	-	-	-	-	-	-
Fidelity® VIP Government Money Market Initial Class	-	-	-	-	(1)	(1)
Fidelity® VIP Growth Initial Class	-	-	-	-	-	-
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	(564)	(564)	-	-	-
T. Rowe Price All-Cap Opportunities	-	-	-	-	-	-
T. Rowe Price Equity Income Service Class	-	-	-	-	-	-
T. Rowe Price International Stock	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements

 4. Change in Units (continued)
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Real Estate Securities Initial Class	-	(622)	(622)	-	(1)	(1)
TA JPMorgan Enhanced Index Initial Class	-	(1)	(1)	-	-	-
TA Multi-Managed Balanced Initial Class	247	(18,105)	(17,858)	5,102	(4,066)	1,036
TA Small/Mid Cap Value Initial Class	11	(44)	(33)	229	(205)	24
TA TSW International Equity Initial Class	-	(1,056)	(1,056)	-	(99)	(99)
TA WMC US Growth Initial Class	14	(53)	(39)	272	(53)	219

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$(2)	$(2)	$-	$(2)	$(2)
BNY Mellon VIF Growth and Income Initial Shares	-	(10)	(10)	-	(10)	(10)
Calvert VP SRI Balanced	-	(20)	(20)	-	(21)	(21)
Calvert VP SRI Mid Cap	-	(11)	(11)	-	(11)	(11)
Columbia - Acorn	744	(39,960)	(39,216)	16,017	(3,026)	12,991
Columbia - Acorn International	-	(155,424)	(155,424)	-	(5,186)	(5,186)
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
CVT EAFE International Index Class I Shares	-	(1)	(1)	-	-	-
Dimensional VA Global Bond	-	(35,222)	(35,222)	-	(3,412)	(3,412)
Dimensional VA International Small	-	(9)	(9)	-	(5,891)	(5,891)
Dimensional VA International Value	-	(16)	(16)	-	(3,273)	(3,273)
Dimensional VA Short-Term Fixed	-	(29,742)	(29,742)	-	(3,954)	(3,954)
Dimensional VA U.S. Large Value	-	(38,858)	(38,858)	-	(5,296)	(5,296)
Dimensional VA U.S. Targeted Value	-	(2)	(2)	-	(7,849)	(7,849)
Federated Hermes Fund for U.S. Government Securities II	136,537	(29)	136,508	-	(6,091)	(6,091)
Federated Hermes Government Money II Service Shares	56	(271)	(215)	9,574	(24,318)	(14,744)
Federated Hermes High Income Bond II Primary Shares	-	(80,583)	(80,583)	-	(7,129)	(7,129)
Federated Hermes Managed Volatility II Primary Shares	-	(5)	(5)	12,826	(27,698)	(14,872)
Fidelity® VIP Asset Manager 50% Initial Class	-	(5)	(5)	-	(2)	(2)
Fidelity® VIP Equity-Income Initial Class	-	(5)	(5)	-	(6)	(6)
Fidelity® VIP Government Money Market Initial Class	-	(9)	(9)	-	(8)	(8)
Fidelity® VIP Growth Initial Class	-	(10)	(10)	-	(8)	(8)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	(8,448)	(8,448)	-	-	-
T. Rowe Price All-Cap Opportunities	-	(9)	(9)	-	(10)	(10)
T. Rowe Price Equity Income Service Class	-	(9)	(9)	-	(9)	(9)
T. Rowe Price International Stock	-	(6)	(6)	-	(7)	(7)
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Real Estate Securities Initial Class	$-	$(34,151)	$(34,151)	$-	$(3)	$(3)
TA JPMorgan Enhanced Index Initial Class	-	(21)	(21)	-	(20)	(20)
TA Multi-Managed Balanced Initial Class	850	(71,692)	(70,842)	17,578	(13,472)	4,106
TA Small/Mid Cap Value Initial Class	1,346	(5,822)	(4,476)	27,535	(25,098)	2,437
TA TSW International Equity Initial Class	-	(31,798)	(31,798)	-	(2,388)	(2,388)
TA WMC US Growth Initial Class	712	(3,222)	(2,510)	15,001	(2,813)	12,188

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2025	-	$65.99	to	$65.99	$ -	0.26%	1.40%	to	1.40%	14.37%	to	14.37%
12/30/2024	-	57.69	to	57.69	-	0.50	1.40	to	1.40	23.16	to	23.16
12/31/2023	-	46.85	to	46.85	-	2.29	1.40	to	1.40	22.12	to	22.12
12/31/2022	1,399	38.36	to	38.36	53,675	0.52	1.40	to	1.40	(23.94)	to	(23.94)
12/31/2021	1,399	50.43	to	50.43	70,574	0.74	1.40	to	1.40	25.24	to	25.24
BNY Mellon VIF Growth and Income Initial Shares
12/31/2025	738	75.76	to	75.76	55,940	0.45	1.40	to	1.40	15.22	to	15.22
12/30/2024	739	65.75	to	65.75	48,560	0.54	1.40	to	1.40	21.02	to	21.02
12/31/2023	739	54.33	to	54.33	40,134	0.66	1.40	to	1.40	24.94	to	24.94
12/31/2022	739	43.48	to	43.48	32,131	0.80	1.40	to	1.40	(15.99)	to	(15.99)
12/31/2021	739	51.76	to	51.76	38,258	0.48	1.40	to	1.40	23.90	to	23.90
Calvert VP SRI Balanced
12/31/2025	3,314	45.12	to	45.12	149,529	1.64	1.40	to	1.40	9.94	to	9.94
12/30/2024	3,315	41.04	to	41.04	136,028	1.74	1.40	to	1.40	17.95	to	17.95
12/31/2023	3,315	34.79	to	34.79	115,340	1.34	1.40	to	1.40	15.21	to	15.21
12/31/2022	5,398	30.20	to	30.20	163,018	1.22	1.40	to	1.40	(16.58)	to	(16.58)
12/31/2021	5,399	36.20	to	36.20	195,448	1.18	1.40	to	1.40	13.53	to	13.53
Calvert VP SRI Mid Cap
12/31/2025	1,819	46.16	to	46.16	83,955	0.37	1.40	to	1.40	0.06	to	0.06
12/30/2024	1,819	46.13	to	46.13	83,916	0.12	1.40	to	1.40	8.69	to	8.69
12/31/2023	1,819	42.44	to	42.44	77,214	0.13	1.40	to	1.40	10.10	to	10.10
12/31/2022	4,450	38.54	to	38.54	171,511	-	1.40	to	1.40	(20.60)	to	(20.60)
12/31/2021	4,450	48.54	to	48.54	216,030	0.20	1.40	to	1.40	13.44	to	13.44
Columbia - Acorn
12/31/2025	274	108.57	to	108.57	29,763	-	0.65	to	0.65	3.79	to	3.79
12/30/2024	630	104.61	to	104.61	65,881	-	0.65	to	0.65	13.44	to	13.44
12/31/2023	492	92.21	to	92.21	45,373	-	0.65	to	0.65	20.95	to	20.95
12/31/2022	504	76.24	to	76.24	38,400	-	0.65	to	0.65	(33.89)	to	(33.89)
12/31/2021	641	115.33	to	115.33	73,934	0.76	0.65	to	0.65	8.20	to	8.20
Columbia - Acorn International
12/31/2025	74	72.97	to	72.97	5,378	0.46	0.65	to	0.65	12.03	to	12.03
12/30/2024	2,329	65.13	to	65.13	151,727	1.39	0.65	to	0.65	(8.84)	to	(8.84)
12/31/2023	2,405	71.45	to	71.45	171,822	0.32	0.65	to	0.65	16.20	to	16.20
12/31/2022	2,441	61.49	to	61.49	150,095	0.91	0.65	to	0.65	(34.27)	to	(34.27)
12/31/2021	2,442	93.55	to	93.55	228,417	0.55	0.65	to	0.65	18.04	to	18.04
Columbia - Small Company Growth Class 1 Shares
12/31/2025	-	92.56	to	92.56	-	-	0.65	to	0.65	20.90	to	20.90
12/30/2024	-	76.56	to	76.56	-	-	0.65	to	0.65	23.31	to	23.31
12/31/2023	-	62.09	to	62.09	-	-	0.65	to	0.65	25.82	to	25.82
12/31/2022	-	49.35	to	49.35	-	-	0.65	to	0.65	(36.18)	to	(36.18)
12/31/2021	-	77.32	to	77.32	-	-	0.65	to	0.65	(3.53)	to	(3.53)
CVT EAFE International Index Class I Shares
12/31/2025	-	2.09	to	2.09	-	2.49	1.40	to	1.40	29.10	to	29.10
12/30/2024	-	1.62	to	1.62	-	2.56	1.40	to	1.40	1.71	to	1.71
12/31/2023	-	1.60	to	1.60	-	-	1.40	to	1.40	16.15	to	16.15
12/31/2022	28,362	1.37	to	1.37	38,953	3.55	1.40	to	1.40	(15.76)	to	(15.76)
12/31/2021	28,366	1.63	to	1.63	46,246	1.78	1.40	to	1.40	9.34	to	9.34

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Dimensional VA Global Bond
12/31/2025	3,952	$22.93	to	$22.93	$ 90,604	3.15%	0.65%	to	0.65%	3.68%	to	3.68%
12/30/2024	5,492	22.12	to	22.12	121,467	4.86	0.65	to	0.65	4.70	to	4.70
12/31/2023	5,651	21.12	to	21.12	119,368	3.99	0.65	to	0.65	4.38	to	4.38
12/31/2022	5,652	20.24	to	20.24	114,385	1.60	0.65	to	0.65	(6.94)	to	(6.94)
12/31/2021	5,653	21.75	to	21.75	122,936	0.57	0.65	to	0.65	(1.68)	to	(1.68)
Dimensional VA International Small
12/31/2025	-	68.60	to	68.60	-	3.49	0.65	to	0.65	36.10	to	36.10
12/30/2024	-	50.41	to	50.41	-	0.04	0.65	to	0.65	3.14	to	3.14
12/31/2023	117	48.87	to	48.87	5,702	3.19	0.65	to	0.65	13.38	to	13.38
12/31/2022	117	43.10	to	43.10	5,032	2.57	0.65	to	0.65	(18.17)	to	(18.17)
12/31/2021	117	52.68	to	52.68	6,153	2.61	0.65	to	0.65	13.83	to	13.83
Dimensional VA International Value
12/31/2025	1,659	64.92	to	64.92	107,732	4.56	0.65	to	0.65	44.70	to	44.70
12/30/2024	1,660	44.87	to	44.87	74,467	3.95	0.65	to	0.65	5.93	to	5.93
12/31/2023	1,732	42.36	to	42.36	73,342	4.86	0.65	to	0.65	17.10	to	17.10
12/31/2022	1,732	36.17	to	36.17	62,647	3.96	0.65	to	0.65	(4.08)	to	(4.08)
12/31/2021	1,732	37.71	to	37.71	65,326	4.05	0.65	to	0.65	17.35	to	17.35
Dimensional VA Short-Term Fixed
12/31/2025	320	16.99	to	16.99	5,434	0.78	0.65	to	0.65	3.66	to	3.66
12/30/2024	2,083	16.39	to	16.39	34,136	4.73	0.65	to	0.65	4.80	to	4.80
12/31/2023	2,331	15.64	to	15.64	36,458	3.86	0.65	to	0.65	4.31	to	4.31
12/31/2022	2,331	14.99	to	14.99	34,960	1.31	0.65	to	0.65	(1.79)	to	(1.79)
12/31/2021	2,332	15.27	to	15.27	35,605	0.01	0.65	to	0.65	(0.83)	to	(0.83)
Dimensional VA U.S. Large Value
12/31/2025	168	92.24	to	92.24	15,511	0.64	0.65	to	0.65	15.08	to	15.08
12/30/2024	606	80.15	to	80.15	48,543	2.02	0.65	to	0.65	12.65	to	12.65
12/31/2023	675	71.15	to	71.15	48,014	2.32	0.65	to	0.65	10.21	to	10.21
12/31/2022	675	64.56	to	64.56	43,576	2.25	0.65	to	0.65	(5.49)	to	(5.49)
12/31/2021	675	68.31	to	68.31	46,118	1.39	0.65	to	0.65	26.22	to	26.22
Dimensional VA U.S. Targeted Value
12/31/2025	53	141.61	to	141.61	7,547	1.88	0.65	to	0.65	8.24	to	8.24
12/30/2024	53	130.83	to	130.83	6,975	1.03	0.65	to	0.65	7.44	to	7.44
12/31/2023	117	121.77	to	121.77	14,252	0.32	0.65	to	0.65	19.26	to	19.26
12/31/2022	3,377	102.11	to	102.11	344,830	1.33	0.65	to	0.65	(4.83)	to	(4.83)
12/31/2021	3,377	107.29	to	107.29	362,360	1.43	0.65	to	0.65	38.78	to	38.78
Federated Hermes Fund for U.S. Government Securities II
12/31/2025	6,619	21.42	to	21.42	141,737	4.63	0.65	to	0.65	6.11	to	6.11
12/30/2024	-	20.18	to	20.18	-	10.43	0.65	to	0.65	(0.07)	to	(0.07)
12/31/2023	310	20.20	to	20.20	6,256	0.47	0.65	to	0.65	3.52	to	3.52
12/31/2022	9,522	19.51	to	19.51	185,784	1.84	0.65	to	0.65	(13.11)	to	(13.11)
12/31/2021	9,523	22.45	to	22.45	213,836	2.02	0.65	to	0.65	(2.68)	to	(2.68)
Federated Hermes Government Money II Service Shares
12/31/2025	99	14.82	to	14.82	1,466	3.68	0.65	to	0.65	3.06	to	3.06
12/30/2024	114	14.37	to	14.37	1,634	4.79	0.65	to	0.65	4.00	to	4.00
12/31/2023	1,160	13.82	to	13.82	16,036	4.42	0.65	to	0.65	3.85	to	3.85
12/31/2022	1,352	13.31	to	13.31	17,994	1.12	0.65	to	0.65	0.51	to	0.51
12/31/2021	1,445	13.24	to	13.24	19,136	-	0.65	to	0.65	(0.64)	to	(0.64)

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Federated Hermes High Income Bond II Primary Shares
12/31/2025	213	$41.90	to	$41.90	$ 8,937	7.16%	0.65%	to	0.65%	7.53%	to	7.53%
12/30/2024	2,161	38.97	to	38.97	84,206	5.76	0.65	to	0.65	5.58	to	5.58
12/31/2023	2,352	36.91	to	36.91	86,828	5.76	0.65	to	0.65	11.99	to	11.99
12/31/2022	2,353	32.96	to	32.96	77,545	5.52	0.65	to	0.65	(12.35)	to	(12.35)
12/31/2021	2,353	37.60	to	37.60	88,483	4.83	0.65	to	0.65	4.17	to	4.17
Federated Hermes Managed Volatility II Primary Shares
12/31/2025	264	37.43	to	37.43	9,873	2.85	0.65	to	0.65	6.34	to	6.34
12/30/2024	264	35.20	to	35.20	9,288	2.60	0.65	to	0.65	14.81	to	14.81
12/31/2023	708	30.66	to	30.66	21,700	1.88	0.65	to	0.65	7.98	to	7.98
12/31/2022	747	28.39	to	28.39	21,207	1.86	0.65	to	0.65	(14.31)	to	(14.31)
12/31/2021	748	33.13	to	33.13	24,775	1.75	0.65	to	0.65	17.75	to	17.75
Fidelity® VIP Asset Manager 50% Initial Class
12/31/2025	411	38.04	to	38.04	15,631	2.58	1.40	to	1.40	13.40	to	13.40
12/30/2024	411	33.55	to	33.55	13,788	2.48	1.40	to	1.40	6.99	to	6.99
12/31/2023	411	31.35	to	31.35	12,890	2.39	1.40	to	1.40	11.39	to	11.39
12/31/2022	411	28.15	to	28.15	11,576	2.10	1.40	to	1.40	(16.11)	to	(16.11)
12/31/2021	411	33.55	to	33.55	13,802	1.64	1.40	to	1.40	8.40	to	8.40
Fidelity® VIP Equity-Income Initial Class
12/31/2025	430	63.92	to	63.92	27,494	1.85	1.40	to	1.40	17.38	to	17.38
12/30/2024	430	54.45	to	54.45	23,428	1.81	1.40	to	1.40	13.75	to	13.75
12/31/2023	430	47.87	to	47.87	20,601	1.97	1.40	to	1.40	9.12	to	9.12
12/31/2022	430	43.87	to	43.87	18,883	1.92	1.40	to	1.40	(6.27)	to	(6.27)
12/31/2021	431	46.80	to	46.80	20,151	1.92	1.40	to	1.40	23.17	to	23.17
Fidelity® VIP Government Money Market Initial Class
12/31/2025	2,635	12.89	to	12.89	33,966	4.06	1.40	to	1.40	2.70	to	2.70
12/30/2024	2,635	12.55	to	12.55	33,082	4.99	1.40	to	1.40	3.65	to	3.65
12/31/2023	2,636	12.11	to	12.11	31,926	4.79	1.40	to	1.40	3.45	to	3.45
12/31/2022	2,637	11.71	to	11.71	30,870	1.43	1.40	to	1.40	0.04	to	0.04
12/31/2021	2,638	11.70	to	11.70	30,866	0.01	1.40	to	1.40	(1.37)	to	(1.37)
Fidelity® VIP Growth Initial Class
12/31/2025	383	123.24	to	123.24	47,164	0.30	1.40	to	1.40	13.31	to	13.31
12/30/2024	383	108.76	to	108.76	41,632	0.00	1.40	to	1.40	28.58	to	28.58
12/31/2023	383	84.58	to	84.58	32,386	0.13	1.40	to	1.40	34.36	to	34.36
12/31/2022	383	62.95	to	62.95	24,110	0.61	1.40	to	1.40	(25.50)	to	(25.50)
12/31/2021	383	84.50	to	84.50	32,371	0.00	1.40	to	1.40	21.51	to	21.51
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares
12/31/2025	-	15.44	to	15.44	-	0.41	0.65	to	0.65	34.89	to	34.89
12/30/2024	564	11.45	to	11.45	6,457	1.35	0.65	to	0.65	5.30	to	5.30
12/31/2023	564	10.87	to	10.87	6,132	1.44	0.65	to	0.65	3.13	to	3.13
12/31/2022	564	10.54	to	10.54	5,947	0.17	0.65	to	0.65	(25.48)	to	(25.48)
12/31/2021	564	14.15	to	14.15	7,981	0.95	0.65	to	0.65	(8.19)	to	(8.19)
T. Rowe Price All-Cap Opportunities
12/31/2025	389	117.78	to	117.78	45,847	-	1.40	to	1.40	14.70	to	14.70
12/30/2024	389	102.69	to	102.69	39,981	0.08	1.40	to	1.40	23.42	to	23.42
12/31/2023	389	83.20	to	83.20	32,402	0.26	1.40	to	1.40	27.19	to	27.19
12/31/2022	390	65.42	to	65.42	25,482	-	1.40	to	1.40	(22.59)	to	(22.59)
12/31/2021	390	84.51	to	84.51	32,929	-	1.40	to	1.40	19.13	to	19.13

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

T. Rowe Price Equity Income Service Class
12/31/2025	707	$64.32	to	$64.32	$ 45,474	1.65%	1.40%	to	1.40%	12.78%	to	12.78%
12/30/2024	707	57.03	to	57.03	40,328	1.84	1.40	to	1.40	10.15	to	10.15
12/31/2023	707	51.77	to	51.77	36,620	2.11	1.40	to	1.40	8.03	to	8.03
12/31/2022	708	47.92	to	47.92	33,907	1.88	1.40	to	1.40	(4.67)	to	(4.67)
12/31/2021	708	50.27	to	50.27	35,579	1.58	1.40	to	1.40	23.82	to	23.82
T. Rowe Price International Stock
12/31/2025	1,391	26.36	to	26.36	36,662	1.97	1.40	to	1.40	16.78	to	16.78
12/30/2024	1,391	22.57	to	22.57	31,401	0.95	1.40	to	1.40	1.82	to	1.82
12/31/2023	1,391	22.17	to	22.17	30,846	1.01	1.40	to	1.40	14.64	to	14.64
12/31/2022	1,392	19.34	to	19.34	26,915	0.79	1.40	to	1.40	(16.98)	to	(16.98)
12/31/2021	1,392	23.29	to	23.29	32,427	0.58	1.40	to	1.40	(0.08)	to	(0.08)
TA BlackRock Government Money Market Initial Class
12/31/2025	-	1.02	to	1.02	-	3.11	1.40	to	1.40	2.63	to	2.63
12/30/2024	-	0.99	to	0.99	-	4.99	1.40	to	1.40	3.58	to	3.58
12/31/2023	-	0.96	to	0.96	-	4.34	1.40	to	1.40	3.42	to	3.42
12/31/2022	2,072	0.93	to	0.93	1,922	1.40	1.40	to	1.40	0.01	to	0.01
12/31/2021	2,072	0.93	to	0.93	1,922	-	1.40	to	1.40	(1.38)	to	(1.38)
TA BlackRock Real Estate Securities Initial Class
12/31/2025	76	54.28	to	54.28	4,130	2.25	0.65	to	0.65	8.81	to	8.81
12/30/2024	698	49.89	to	49.89	34,844	2.18	0.65	to	0.65	0.60	to	0.60
12/31/2023	699	49.59	to	49.59	34,641	6.02	0.65	to	0.65	12.60	to	12.60
12/31/2022	699	44.04	to	44.04	30,770	3.47	0.65	to	0.65	(28.65)	to	(28.65)
12/31/2021	699	61.73	to	61.73	43,133	2.51	0.65	to	0.65	25.41	to	25.41
TA JPMorgan Enhanced Index Initial Class
12/31/2025	2,165	88.57	to	88.57	191,780	0.71	0.65	to	0.65	15.46	to	15.46
12/30/2024	2,166	76.71	to	76.71	166,113	0.67	0.65	to	0.65	23.43	to	23.43
12/31/2023	2,166	62.15	to	62.15	134,599	0.80	0.65	to	0.65	26.84	to	26.84
12/31/2022	2,694	49.00	to	49.00	131,998	0.68	0.65	to	0.65	(18.88)	to	(18.88)
12/31/2021	2,694	60.40	to	60.40	162,736	0.79	0.65	to	0.65	29.28	to	29.28
TA Multi-Managed Balanced Initial Class
12/31/2025	36,084	4.01	to	4.01	144,574	2.28	0.65	to	0.65	12.33	to	12.33
12/30/2024	53,942	3.57	to	3.57	192,400	2.00	0.65	to	0.65	14.19	to	14.19
12/31/2023	52,906	3.12	to	3.12	165,251	1.59	0.65	to	0.65	17.96	to	17.96
12/31/2022	53,370	2.65	to	2.65	141,313	1.15	0.65	to	0.65	(16.82)	to	(16.82)
12/31/2021	58,294	3.18	to	3.18	185,561	1.15	0.65	to	0.65	16.28	to	16.28
TA Small/Mid Cap Value Initial Class
12/31/2025	278	140.51	to	140.51	39,058	1.25	0.65	to	0.65	9.10	to	9.10
12/30/2024	311	128.79	to	128.79	40,069	1.16	0.65	to	0.65	8.15	to	8.15
12/31/2023	287	119.08	to	119.08	34,145	1.08	0.65	to	0.65	11.67	to	11.67
12/31/2022	344	106.63	to	106.63	36,702	0.47	0.65	to	0.65	(8.90)	to	(8.90)
12/31/2021	553	117.05	to	117.05	64,682	0.65	0.65	to	0.65	27.30	to	27.30
TA TSW International Equity Initial Class
12/31/2025	151	31.67	to	31.67	4,770	2.82	0.65	to	0.65	31.01	to	31.01
12/30/2024	1,207	24.17	to	24.17	29,189	2.89	0.65	to	0.65	2.71	to	2.71
12/31/2023	1,306	23.54	to	23.54	30,735	1.09	0.65	to	0.65	14.73	to	14.73
12/31/2022	1,306	20.51	to	20.51	26,793	3.41	0.65	to	0.65	(14.95)	to	(14.95)
12/31/2021	1,306	24.12	to	24.12	31,508	1.82	0.65	to	0.65	12.68	to	12.68

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA WMC US Growth Initial Class
12/31/2025	512	$68.19	to	$68.19	$ 34,887	-%	0.65%	to	0.65%	17.00%	to	17.00%
12/30/2024	551	58.28	to	58.28	32,095	0.01	0.65	to	0.65	28.16	to	28.16
12/31/2023	332	45.48	to	45.48	15,076	0.04	0.65	to	0.65	41.17	to	41.17
12/31/2022	353	32.21	to	32.21	11,375	0.00	0.65	to	0.65	(31.79)	to	(31.79)
12/31/2021	595	47.23	to	47.23	28,119	0.08	0.65	to	0.65	19.89	to	19.89

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.   TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values.  An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the Separate Account.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
TFLIC Separate Account C
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.